COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating leases
2015	95,732
2016	68,518
2017	33,839
2018	19,919
2019	13,411
Thereafter	71,935
Total	303,354
Rent expense	143,499	173,342	192,315
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term	10 years